LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
Information Pertaining to Lease
Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	Year ended December 31,
	2020 $	2021 $
Operating lease cost:
Operating lease cost	73,273	138,766
Short-term lease cost	6,451	14,831
	79,724	153,597

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information
Operating cash flows from operating leases	72,756	128,751
Right-of-use obtained in exchange for new operating lease liabilities	95,020	520,354

Weighted-Average Remaining Lease Term
Weighted-average remaining lease term (years)
Operating leases	3.91	4.99

Maturities of Lease Liabilities
Operating leases
As of December 31, 2021:	$
Maturities of lease liabilities
2022	193,322
2023	190,814
2024	140,918
2025	112,416
2026	78,516
Thereafter	106,341
Total lease payments	822,327
Less: Imputed interest	(144,520)
Present value of lease liabilities	677,807